Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		$ 57,408	[1]	$ 48,803	$ 42,142	$ 32,599
Trading Securities		97,834		85,903
FVTPL Securities		13,568		13,704
FVOCI Securities		73,407		64,515
Derivatives		36,815		22,144
Other		25,475		16,580
Other		225,218		225,981
Total assets of the entities		949,261		852,195
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		1,173		547
Other		39		15
Total assets		1,212		562
Deposits		1,173		547
Other		25		9
Total liabilities		1,198		556
Exposure to loss	[2]	1
Total assets of the entities		1,198		556
Canadian customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	[3]	46		66
Trading Securities	[3]	75		8
FVTPL Securities	[3]	158		567
FVOCI Securities	[3]	291		616
Derivatives	[3]	22
Total assets	[3]	592		1,257
Deposits	[3]	46		66
Total liabilities	[3]	46		66
Exposure to loss	[2],[3]	7,015		7,453
Total assets of the entities	[3]	5,265		4,854
Structured finance vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Trading Securities		72		35
Amortized cost securities		102		102
Other				0
Total assets		174		137
Exposure to loss	[2]	174		137
Total assets of the entities		$ 2,560		$ 875

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.
[2]	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.
[3]	Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities. All assets held by these vehicles relate to assets in Canada.